Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Abstract]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005